Investments in joint ventures (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shanghai Xinxin Investment Centre (Limited Partnership) ("Shanghai Xinxin")
Disclosure of joint operations [line items]
Proportion of ownership interest and voting power (as a percent)	49.00%	49.00%	49.00%
Shanghai Chengxin Investment Center (Limited Partnership) ("Shanghai Chengxin")
Disclosure of joint operations [line items]
Proportion of ownership interest and voting power (as a percent)	31.50%	31.50%	42.00%